Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Opportunities Fund), Class A)	0 Months Ended
Jan. 28, 2013
(Oppenheimer Global Opportunities Fund) | Class A
Bar Chart Table:
Annual Return 2003	57.25%
Annual Return 2004	29.88%
Annual Return 2005	17.43%
Annual Return 2006	11.00%
Annual Return 2007	3.58%
Annual Return 2008	(41.92%)
Annual Return 2009	75.79%
Annual Return 2010	12.63%
Annual Return 2011	(9.24%)
Annual Return 2012	10.28%